Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Share Option Activity
The following table summarizes the share option activity for the years ended December 31, 2020, 2021 and 2022:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2020	11,346,381	0.0007	7.7	1,079,661	96.29
Granted	2,607,249	0.0007			104.85
Exercised	(3,144,786)	0.0007
Forfeited	(1,378,694)	0.0007
Outstanding at December 31, 2020	9,430,150	0.0007	7.2	391,330	78.35
Granted	1,041,585	0.0007			46.77
Exercised	(3,049,281)	0.0007
Forfeited	(1,041,366)	0.0007

Outstanding at December 31, 2021	6,381,088	0.0007	6.5	45,236	47.97

Granted	170,953	0.0007			2.74
Exercised	(355,745)	0.0007
Forfeited	(154,835)	0.0007

Outstanding at December 31, 2022	6,041,461	0.0007	5.1	11,609	48.39

Vested and expected to vest at December 31, 2022	6,053,661	0.0007	5.1	11,632	47.02
Exercisable at December 31, 2022	5,682,238	0.0007	4.8	10,919	45.40

Fair Values of Share Options Granted	The fair values of share options granted during the years ended December 31, 2020, 2021 and 2022.

	Options Granted in the year ended December 31, 2020	Options Granted in the year ended December 31, 2021	Options Granted in the year ended December 31, 2022
Expected volatility	57.77%-58.65%	60.31%-61.94%	50.43%-52.00%
Risk-free interest rate	0.82%-1.09%	1.66%-1.96%	2.47%-4.10%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0-20%	0-20%	0-20%
Fair value of the common share on the date of option grant (RMB)	41.50-77.78	7.09-60.19	1.45-3.83